19. TAXES IN INSTALLMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Taxes in Installments [Abstract]
Schedule of taxes in installments

The position of Refis debts and other installments, recorded in installment taxes in current and non-current liabilities, as shown in note 15, are shown below:

				Consolidated
	Current			Non-current
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Federal REFIS Law 11.941/09 (a)	12,214	12,172	15,529	17,436
Federal REFIS Law 12.865/13 (b)	6,633	6,481	42,883	48,306
Other taxes in installments	26,484	845	101,835	1,985
	45,331	19,498	160,247	67,727

(a) The refinancing program of Law 11,941 / 09 has a balance arising from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the years 2006, 2007 and 2012 and taxes on billing (PIS and COFINS) for the years 2006 and 2007. The installment payment is paid in monthly installments, with interest at the SELIC rate, which is the rate of the Brazilian federal funds.

(b) The refinancing program of Law 12.865 / 13 has a balance resulting from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the payment of the amounts related to taxes on the profit of the affiliates or subsidiaries abroad in 2009 to 2011. It is due in monthly installments, with interest at the SELIC rate, which is the rate of Brazilian federal funds.